Goodwill and Intangible Assets - Schedule of Intangible Assets (Detail) $ in Thousands	3 Months Ended
Jun. 30, 2017 USD ($)
Finite Lived Intangible Assets [Line Items]
Gross Carrying Value	$ 3,484
Accumulated Amortization	194
Net Carrying Value	$ 3,290
Developed Technology [Member]
Finite Lived Intangible Assets [Line Items]
Weighted-Average Remaining Useful Life (in years)	10 years
Gross Carrying Value	$ 1,546
Accumulated Amortization	96
Net Carrying Value	$ 1,450
Customer Relationships [Member]
Finite Lived Intangible Assets [Line Items]
Weighted-Average Remaining Useful Life (in years)	7 years
Gross Carrying Value	$ 108
Accumulated Amortization	10
Net Carrying Value	$ 98
Capitalized Software [Member]
Finite Lived Intangible Assets [Line Items]
Weighted-Average Remaining Useful Life (in years)	4 years
Gross Carrying Value	$ 1,830
Accumulated Amortization	88
Net Carrying Value	$ 1,742